UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21152

Nuveen Georgia Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         2/28/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Georgia Dividend Advantage Municipal Fund 2 (NKG)
	February 28, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 150.2% (100.0% of Total Investments)

	MUNICIPAL BONDS – 150.2% (100.0% of Total Investments)

	Education and Civic Organizations – 18.2% (12.1% of Total Investments)
$ 1,760	Athens Housing Authority, Georgia, Student Housing Lease Revenue Bonds, UGAREF East Campus	6/19 at 100.00	Aa2	$ 2,001,384
	Housing LLC Project, Series 2009, 5.250%, 6/15/35
5,000	Atlanta Development Authority, Georgia, Educational Facilities Revenue Bonds, Science Park LLC	7/17 at 100.00	Aa3	5,399,200
	Project, Series 2007, 5.000%, 7/01/39
700	Carrollton Payroll Development Authority, Georgia, Student Housing Revenue Bonds, University	5/15 at 100.00	A1	702,807
	of West Georgia, Series 2004A, 5.000%, 9/01/21 – SYNCORA GTY Insured
1,600	Cobb County Development Authority, Georgia, Revenue Bonds, KSU University II Real Estate	7/21 at 100.00	AA	1,762,128
	Foundation, LLC Project, Series 2011, 5.000%, 7/15/41 – AGM Insured
1,340	Douglas County Development Authority, Georgia, Charter School Revenue Bonds, Brighten	10/23 at 100.00	N/R	1,464,593
	Academy Project, Series 2013B, 7.000%, 10/01/43
625	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Foundation	5/22 at 100.00	AA+	718,644
	Technology Square Project, Refunding Series 2012A, 5.000%, 11/01/31
150	Georgia Higher Education Facilities Authority, Revenue Bonds, USG Real Estate Foundation I LLC	6/18 at 100.00	A1	170,568
	Project, Series 2008, 6.000%, 6/15/28
	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University, Series
	2009, Tender Option Bond Trust 2015-XF0073:
730	18.087%, 3/01/17 (IF)	No Opt. Call	AA+	1,160,131
1,150	18.117%, 3/01/17 (IF)	No Opt. Call	AA+	1,792,160
3,000	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University, Series	10/23 at 100.00	AA+	3,434,400
	2013A, 5.000%, 10/01/43
1,325	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University	10/22 at 100.00	Baa2	1,475,613
	Project, Refunding Series 2012C, 5.250%, 10/01/30
1,000	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series	10/21 at 100.00	Baa2	1,091,310
	2012A, 5.000%, 10/01/32
3,000	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Savannah College of Art &	4/24 at 100.00	Baa2	3,293,880
	Design Projects, Series 2014, 5.000%, 4/01/44
1,180	Savannah Economic Development Authority, Georgia, Revenue Bonds, Armstrong Atlantic State	7/15 at 100.00	A1	1,199,340
	University, Compass Point LLC Project, Series 2005, 5.000%, 7/01/25 – SYNCORA GTY Insured
1,490	Savannah Economic Development Authority, Georgia, Revenue Bonds, Armstrong Center LLC, Series	12/15 at 100.00	A1	1,537,099
	2005A, 5.000%, 12/01/34 – SYNCORA GTY Insured
24,050	Total Education and Civic Organizations			27,203,257
	Health Care – 14.8% (9.8% of Total Investments)
	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center,
	Series 1998:
205	5.250%, 12/01/22	5/15 at 100.00	CCC	200,515
745	5.375%, 12/01/28	6/15 at 100.00	CCC	718,612
	Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee County Regional Medical
	Center, Series 2004:
285	5.000%, 12/01/19	5/15 at 100.00	BB–	285,311
2,400	5.250%, 12/01/22	5/15 at 100.00	BB–	2,402,064
255	5.000%, 12/01/26	5/15 at 100.00	BB–	255,110
715	Coweta County Development Authority, Georgia, Revenue Bonds, Piedmont Healthcare, Inc.	6/20 at 100.00	AA–	796,796
	Project, Series 2010, 5.000%, 6/15/40
2,500	Franklin County Industrial Building Authority, Georgia, Revenue Bonds, Ty Cobb Regional	12/20 at 100.00	N/R	602,556
	Medical Center Project, Series 2010, 8.000%, 12/01/40 (4), (5)
	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,
	Northeast Georgia Health Services Inc., Series 2010B:
1,000	5.000%, 2/15/33	2/20 at 100.00	AA–	1,115,580
1,000	5.125%, 2/15/40	2/20 at 100.00	AA–	1,111,020
3,945	5.250%, 2/15/45	2/41 at 100.00	AA–	4,407,670
1,620	Greene County Development Authority, Georgia, Health System Revenue Bonds, Catholic Health	No Opt. Call	AA	1,813,217
	East Issue, Series 2012, 5.000%, 11/15/37
2,540	Houston County Hospital Authority, Georgia, Revenue Bonds, Houston Healthcare Project, Series	10/17 at 100.00	A+	2,693,949
	2007, 5.250%, 10/01/35
	Macon-Bibb County Hospital Authority, Georgia, Revenue Anticipation Certificates, Medical
	Center of Central Georgia Inc., Series 2009:
425	5.000%, 8/01/32	8/19 at 100.00	AA–	475,889
975	5.000%, 8/01/35	8/19 at 100.00	AA–	1,086,072
1,470	Medical Center Hospital Authority, Georgia, Revenue Anticipation Certificates, Columbus	No Opt. Call	AA	1,697,865
	Regional Healthcare System, Inc. Project, Series 2010, 5.000%, 8/01/21 – AGM Insured
2,300	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia	10/17 at 100.00	A+	2,442,922
	Medical Center, Series 2007, 5.000%, 10/01/33
22,380	Total Health Care			22,105,148
	Housing/Multifamily – 3.7% (2.5% of Total Investments)
1,205	Atlanta Urban Residential Finance Authority, Georgia, Multifamily Housing Revenue Bonds,	11/23 at 100.00	BBB+	1,203,325
	Trestletree Village Apartments, Series 2013A, 4.500%, 11/01/35
1,375	Cobb County Development Authority, Georgia, Student Housing Revenue Bonds, KSU Village II Real	7/17 at 100.00	Baa2	1,407,986
	Estate Foundation LLC Project, Senior Series 2007A, 5.250%, 7/15/38 – AMBAC Insured
	Savannah Economic Development Authority, Georgia, GNMA Collateralized Multifamily Housing
	Revenue Bonds, Snap I-II-III Apartments, Series 2002A:
500	5.150%, 11/20/22 (Alternative Minimum Tax)	5/15 at 100.00	AA+	500,835
980	5.200%, 11/20/27 (Alternative Minimum Tax)	5/15 at 100.00	AA+	981,245
1,465	5.250%, 11/20/32 (Alternative Minimum Tax)	5/15 at 100.00	AA+	1,466,538
5,525	Total Housing/Multifamily			5,559,929
	Housing/Single Family – 0.8% (0.5% of Total Investments)
	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2006C-2:
1,000	4.500%, 12/01/27 (Alternative Minimum Tax)	12/15 at 100.00	AAA	1,007,750
170	4.550%, 12/01/31 (Alternative Minimum Tax)	12/15 at 100.00	AAA	171,270
1,170	Total Housing/Single Family			1,179,020
	Industrials – 2.8% (1.9% of Total Investments)
2,190	Cobb County Development Authority, Georgia, Solid Waste Disposal Revenue Bonds, Georgia	4/16 at 101.00	A–	2,281,673
	Waste Management Project, Series 2004A, 5.000%, 4/01/33 (Alternative Minimum Tax)
1,880	Fulton County Development Authority, Georgia, Local District Cooling Authority Revenue Bonds,	9/15 at 100.00	BBB	1,880,263
	Maxon Atlantic Station LLC, Series 2005A, 5.125%, 3/01/26 (Alternative Minimum Tax)
4,070	Total Industrials			4,161,936
	Materials – 0.3% (0.2% of Total Investments)
390	Savannah Economic Development Authority, Georgia, Pollution Control Revenue Bonds, Union	No Opt. Call	Baa2	417,433
	Camp Corporation, Series 1995, 6.150%, 3/01/17
	Tax Obligation/General – 36.7% (24.5% of Total Investments)
2,000	Chatham County Hospital Authority, Georgia, Seven Mill Tax Pledge Refunding and Improvement	1/22 at 100.00	AA	2,252,360
	Revenue Bonds, Memorial Health University Medical Center, Inc., Series 2012A, 5.000%, 1/01/31
1,500	Cherokee County Resource Recovery Development Authority, Georgia, Solid Waste Disposal	7/17 at 100.00	AA+	1,604,325
	Revenue Bonds, Ball Ground Recycling LLC Project, Series 2007A, 5.000%, 7/01/37 – AMBAC
	Insured (Alternative Minimum Tax)
1,000	Clark County Hospital Authority, Georgia, Hospital Revenue Bonds, Athens Regional Medical	1/17 at 100.00	Aa1	1,068,720
	Center, Series 2007, 5.000%, 1/01/27 – NPFG Insured
600	Clarke County Hospital Authority, Georgia, Hospital Revenue Certificates, Athens Regional	1/22 at 100.00	Aa1	683,682
	Medical Center, Series 2012, 5.000%, 1/01/32
3,315	Decatur, Georgia, General Obligation Bonds, Series 2007, 5.000%, 1/01/31 – AGM Insured	1/17 at 100.00	AA+	3,542,177
	East Point Building Authority, Georgia, Revenue Bonds, Water & Sewer Project Series 2006A:
3,000	5.000%, 2/01/30 – SYNCORA GTY Insured	2/16 at 100.00	N/R	3,034,470
2,000	5.000%, 2/01/34 – SYNCORA GTY Insured	2/16 at 100.00	N/R	2,021,720
1,090	Floyd County Hospital Authority, Georgia, Revenue Anticipation Certificates, Floyd Medical	7/15 at 100.00	Aa2	1,099,799
	Center, Series 2003, 5.000%, 7/01/19 – NPFG Insured
1,135	Floyd County Hospital Authority, Georgia, Revenue Anticipation Certificates, Floyd Medical	No Opt. Call	Aa2	1,336,372
	Center, Series 2012B, 5.000%, 7/01/23
3,000	Forsyth County Water and Sewerage Authority, Georgia, Revenue Bonds, Refunding &	4/25 at 100.00	AAA	3,536,310
	Improvement Series 2015, 5.000%, 4/01/44 (WI/DD, Settling 3/04/15)
3,000	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,	2/25 at 100.00	AA–	3,501,150
	Northeast Georgia Health Services Inc., Series 2014A, 5.500%, 8/15/54
5,295	Georgia Environmental Loan Acquisition Corporation, Local Government Loan Securitization	3/21 at 100.00	Aaa	5,819,099
	Bonds, Loan Pool Series 2011, 5.125%, 3/15/31
3,500	Georgia State, General Obligation Bonds, Refunding Series 2009I, 5.000%, 7/01/19	No Opt. Call	AAA	4,082,330
750	Georgia State, General Obligation Bonds, Series 1998D, 5.250%, 10/01/15	No Opt. Call	AAA	772,972
2,500	Georgia State, General Obligation Bonds, Series 2005B, 5.000%, 7/01/15	No Opt. Call	AAA	2,542,250
2,500	Georgia State, General Obligation Bonds, Series 2007E, 5.000%, 8/01/24	8/17 at 100.00	AAA	2,761,700
1,000	Georgia State, General Obligation Bonds, Series 2009B, 5.000%, 1/01/26	1/19 at 100.00	AAA	1,141,120
3,500	Gwinnett County School District, Georgia, General Obligation Bonds, Series 2013,	2/23 at 100.00	AAA	4,065,565
	5.000%, 2/01/36
1,500	Habersham County Hospital Authority, Georgia, Revenue Anticipation Certificates, Series 2014B,	No Opt. Call	Aa3	1,706,325
	5.000%, 2/01/37
445	La Grange-Troup County Hospital Authority, Georgia, Revenue Anticipation Certificates, Series	7/18 at 100.00	Aa2	495,516
	2008A, 5.500%, 7/01/38
	Liberty County Industrial Authority, Georgia, Revenue Bonds, Series 2014:
302	5.500%, 7/15/23	7/21 at 100.00	N/R	308,697
601	5.500%, 7/15/30	7/21 at 100.00	N/R	613,377
659	5.500%, 1/15/36	7/21 at 100.00	N/R	673,177
2,260	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia	10/21 at 100.00	Aa2	2,524,262
	Medical Center Project, Series 2011B, 5.000%, 10/01/41
1,450	Wayne County Hospital Authority, Georgia, Hospital Revenue Bonds, Series 2006, 5.000%,	3/16 at 100.00	N/R	1,468,458
	3/01/23 – SYNCORA GTY Insured
2,000	Winder-Barrow Industrial Building Authority, Georgia, Revenue Bonds, City of Winder Project,	12/21 at 100.00	A1	2,254,780
	Refunding Series 2012, 5.000%, 12/01/29 – AGM Insured
49,902	Total Tax Obligation/General			54,910,713
	Tax Obligation/Limited – 21.7% (14.4% of Total Investments)
	Atlanta, Georgia, Tax Allocation Bonds Atlanta Station Project, Series 2007:
110	5.250%, 12/01/19 – AGC Insured	12/17 at 100.00	AA	121,051
50	5.250%, 12/01/20	No Opt. Call	AA	55,023
80	5.250%, 12/01/21 – AGC Insured	12/17 at 100.00	AA	87,763
1,080	5.000%, 12/01/23 – AGC Insured	12/17 at 100.00	AA	1,170,526
1,500	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008B. Remarketed,	1/19 at 100.00	A2	1,766,985
	7.375%, 1/01/31
275	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008C. Remarketed,	1/19 at 100.00	A2	325,198
	7.500%, 1/01/31
15	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2005A, 5.625%, 1/01/16	7/15 at 100.00	A–	15,219
	(Alternative Minimum Tax)
	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2005B:
2,065	5.400%, 1/01/20	7/15 at 100.00	A–	2,096,801
2,750	5.600%, 1/01/30	7/15 at 100.00	A–	2,792,075
725	Atlanta, Georgia, Tax Allocation Bonds, Perry Bolton Project Series 2014, 5.000%, 7/01/41	7/23 at 100.00	A–	777,033
3,420	Atlanta, Georgia, Tax Allocation Bonds, Princeton Lakes Project, Series 2006, 5.500%, 1/01/31	1/16 at 100.00	BBB–	3,453,755
1,725	Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue Bonds, Performing Arts	No Opt. Call	AAA	2,076,589
	Center, Refunding Series 2013, 5.000%, 1/01/21
405	Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue Bonds, Refunding Series	No Opt. Call	AA–	487,260
	2005, 5.500%, 10/01/26 – NPFG Insured
	Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue Refunding Bonds,
	Series 1993:
325	5.500%, 10/01/18 – NPFG Insured	No Opt. Call	AA–	342,693
5,745	5.625%, 10/01/26 – NPFG Insured	10/19 at 100.00	AA–	6,559,354
2,961	Georgia Local Governments, Certificates of Participation, Georgia Municipal Association,	No Opt. Call	AA–	3,221,124
	Series 1998A, 4.750%, 6/01/28 – NPFG Insured
750	Georgia Municipal Association Inc., Certificates of Participation, Atlanta Court Project,	5/15 at 100.00	N/R	751,463
	Series 2002, 5.125%, 12/01/21 – AMBAC Insured
	Georgia Municipal Association Inc., Certificates of Participation, Riverdale Public Purpose
	Project, Series 2009:
905	5.375%, 5/01/32 – AGC Insured	5/19 at 100.00	AA	1,028,243
1,165	5.500%, 5/01/38 – AGC Insured	5/19 at 100.00	AA	1,330,978
2,715	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Refunding Bonds,	No Opt. Call	Aa2	3,017,315
	Series 1992P, 6.250%, 7/01/20 – AMBAC Insured
810	Tift County Hospital Authority, Georgia, Revenue Anticipation Certificates Series 2012,	No Opt. Call	Aa2	907,686
	5.000%, 12/01/38
29,576	Total Tax Obligation/Limited			32,384,134
	Transportation – 11.2% (7.4% of Total Investments)
2,000	Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series 2011B, 5.000%, 1/01/30	1/21 at 100.00	Aa3	2,203,880
2,000	Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series 2012B, 5.000%, 1/01/31	No Opt. Call	Aa3	2,276,260
2,810	Atlanta, Georgia, Airport General Revenue Bonds, Series 2012C, 5.000%, 1/01/42 (Alternative	1/22 at 100.00	Aa3	3,071,611
	Minimum Tax)
	Atlanta, Georgia, Airport Passenger Facilities Charge and General Revenue Bonds, Refunding
	Subordinate Lien Series 2014A:
2,575	5.000%, 1/01/32	1/24 at 100.00	A+	2,968,048
3,750	5.000%, 1/01/34	1/24 at 100.00	A+	4,287,975
1,500	Clayton County Development Authority, Georgia, Special Facilities Revenue Bonds, Delta Air	6/20 at 100.00	BB–	1,892,565
	Lines, Inc. Project, Series 2009A, 8.750%, 6/01/29
14,635	Total Transportation			16,700,339
	U.S. Guaranteed – 9.5% (6.4% of Total Investments) (6)
	Coweta County Water and Sewer Authority, Georgia, Revenue Bonds, Series 2007:
1,000	5.000%, 6/01/32 (Pre-refunded 6/01/18)	6/18 at 100.00	Aa2 (6)	1,130,070
275	5.000%, 6/01/37 (Pre-refunded 6/01/18)	6/18 at 100.00	N/R (6)	310,769
1,725	5.000%, 6/01/37 (Pre-refunded 6/01/18)	6/18 at 100.00	Aa2 (6)	1,949,371
1,000	Douglasville-Douglas County Water and Sewer Authority, Georgia, Water and Sewer Revenue	12/15 at 100.00	AA– (6)	1,037,020
	Bonds, Series 2005, 5.000%, 6/01/29 (Pre-refunded 12/01/15) – NPFG Insured
1,500	Forsyth County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2007, 5.000%,	4/17 at 100.00	AAA	1,639,635
	4/01/37 (Pre-refunded 4/01/17) – AGM Insured
5	Georgia Municipal Electric Authority, Senior Lien General Power Revenue Bonds, Series 1993Z,	1/17 at 100.00	A+ (6)	5,306
	5.500%, 1/01/20 (Pre-refunded 1/01/17) – FGIC Insured
4,900	Gwinnett County School District, Georgia, General Obligation Bonds, Series 2008, 5.000%,	2/18 at 100.00	AAA	5,495,791
	2/01/36 (Pre-refunded 2/01/18) (UB)
2,475	Paulding County School District, Georgia, General Obligation Bonds, Series 2007, 5.000%,	2/17 at 100.00	AA+ (6)	2,688,790
	2/01/33 (Pre-refunded 2/01/17)
12,880	Total U.S. Guaranteed			14,256,752
	Utilities – 9.7% (6.4% of Total Investments)
525	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power	No Opt. Call	A	532,597
	Company – Vogtle Plant, First Series 2012, 1.750%, 12/01/49 (Mandatory put 6/01/17)
2,000	Georgia Municipal Electric Authority, General Power Revenue Bonds, Project 1, Series 2007A,	1/17 at 100.00	AA–	2,132,880
	5.000%, 1/01/25 – NPFG Insured
3,000	Georgia Municipal Electric Authority, General Power Revenue Bonds, Series 2012GG,	1/23 at 100.00	A+	3,363,030
	5.000%, 1/01/43
300	Georgia Municipal Electric Authority, Senior Lien General Power Revenue Bonds, Series 1993Z,	No Opt. Call	A+	323,334
	5.500%, 1/01/20 – FGIC Insured
	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2006B:
1,055	5.000%, 3/15/20	No Opt. Call	A	1,185,831
1,300	5.000%, 3/15/21	No Opt. Call	A	1,473,680
1,500	5.000%, 3/15/22	No Opt. Call	A	1,706,790
	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2007A:
350	5.125%, 9/15/17	No Opt. Call	A	380,247
950	5.000%, 3/15/18	No Opt. Call	A+	1,043,385
2,000	5.000%, 3/15/22	No Opt. Call	A+	2,331,160
12,980	Total Utilities			14,472,934
	Water and Sewer – 20.8% (13.9% of Total Investments)
260	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2004, 5.750%, 11/01/30 –	No Opt. Call	AA	343,881
	AGM Insured
5,105	Cherokee County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2001, 5.000%,	8/18 at 100.00	AA	5,678,802
	8/01/35 – AGM Insured
500	Columbus, Georgia, Water and Sewerage Revenue Bonds, Refunding Series 2014A, 5.000%, 5/01/31	5/24 at 100.00	AA	586,695
	DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Refunding Series 2006B:
6,000	5.250%, 10/01/32 – AGM Insured	10/26 at 100.00	AA	7,287,360
300	5.000%, 10/01/35 – AGM Insured	No Opt. Call	AA	349,425
5,350	DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Second Resolution Series 2011A,	10/21 at 100.00	Aa3	6,176,254
	5.250%, 10/01/41
2,225	Douglasville-Douglas County Water and Sewer Authority, Georgia, Water and Sewage Revenue	6/17 at 100.00	AA–	2,404,179
	Bonds, Series 2007, 5.000%, 6/01/37 – NPFG Insured
1,000	Fulton County, Georgia, Water and Sewerage Revenue Bonds, Refunding Series 2013,	1/23 at 100.00	AA–	1,144,090
	5.000%, 1/01/33
360	Georgia Environmental Loan Acquisition Corporation, Local Government Loan Securitization	2/21 at 100.00	Aaa	411,682
	Bonds, Cobb County-Marietta Water Authority Loans, Series 2011, 5.250%, 2/15/36
1,000	Milledgeville, Georgia, Water and Sewerage Revenue Refunding Bonds, Series 1996, 6.000%,	No Opt. Call	AA	1,170,290
	12/01/21 – AGM Insured
2,000	South Fulton Municipal Regional Water and Sewer Authority, Georgia, Revenue Bonds, Refunding	1/24 at 100.00	AA	2,291,900
	Series 2014, 5.000%, 1/01/30
1,000	Unified Government of Athens-Clarke County, Georgia, Water and Sewerage Revenue Bonds, Series	1/19 at 100.00	AA+	1,143,620
	2008, 5.500%, 1/01/38
1,975	Walton County Water and Sewerage Authority, Georgia, Revenue Bonds, The Oconee-Hard Creek	2/18 at 100.00	Aa2	2,159,702
	Reservoir Project, Series 2008, 5.000%, 2/01/38 – AGM Insured
27,075	Total Water and Sewer			31,147,880
$ 204,633	Total Long-Term Investments (cost $212,000,085)			224,499,475
	Floating Rate Obligations – (2.2)%			(3,245,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (50.2)% (7)			(75,000,000)
	Other Assets Less Liabilities – 2.2% (8)			3,269,830
	Net Assets Applicable to Common Shares – 100%			$ 149,524,305

Investments in Derivatives as of February 28, 2015
Credit Default Swaps outstanding:
								Unrealized
		Buy/Sell	Current	Notional	Fixed Rate	Termination		Appreciation
Counterparty	Referenced Entity	Protection (9)	Credit Spread (10)	Amount	(Annualized)	Date	Value	(Depreciation)
Citibank N.A.	Commonwealth of Puerto Rico	Buy	30.0%	$1,810,000	5.000%	12/20/19	$508,740	$93,536

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$223,896,919	$602,556	$224,499,475
Investments in Derivatives:
Credit Default Swaps*	—	93,536	—	93,536
Total	$ —	$223,990,455	$602,556	$224,593,011
*Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of February 28, 2015, the cost of investments (excluding investments in derivatives) was $208,659,916.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of February 28, 2015, were as follows:

Gross unrealized:
Appreciation	$14,568,528
Depreciation	(1,973,530)
Net unrealized appreciation (depreciation) of investments	$12,594,998

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	As of, or subsequent to, the end of the reporting period this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the
Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.
(5)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(7)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 33.4%.
(8)	Other assets less liabilities includes the unrealized appreciation (depreciation) of the over-the-counter derivatives as exchange-cleared and exchange-traded derivatives, when applicable.
(9)	The Fund entered into the credit default swaps to gain investment exposure to the referenced entity.
Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.
(10)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Georgia Dividend Advantage Municipal Fund 2

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         April 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         April 29, 2015

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         April 29, 2015